CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 95,362	$ 101,398	$ 142,946
Total cost of revenue	70,246	71,630	112,066
Gross profit	25,116	29,768	30,880
Operating expenses:
Research and development	88,080	56,850	51,993
Sales and marketing	31,753	21,873	22,137
General and administrative	65,732	20,058	12,902
Gain on sale of assets held-for-sale	(7,529)	0	0
Restructuring	984
Total operating expenses	179,020	98,781	87,032
Operating loss	(153,904)	(69,013)	(56,152)
Interest income	152	1,146	630
Interest expense	(106)	(77)	(14)
Other income (expense), net	(90)	35	(136)
Loss before income taxes	(153,948)	(67,909)	(55,672)
Provision for (benefit from) income taxes	(4,084)	(683)	6,628
Net income (loss)	$ (149,864)	$ (67,226)	$ (62,300)
Net loss per share:
Basic and diluted (in USD per share)	$ (1.01)	$ (0.50)	$ (0.48)
Weighted-average shares used in computing net loss per share:
Basic and diluted (in shares)	148,088,589	133,942,714	129,948,023
Products
Total revenue	$ 68,355	$ 81,424	$ 132,933
Total cost of revenue	69,115	69,903	111,081
License and services
Total revenue	27,007	19,974	10,013
Total cost of revenue	$ 1,131	$ 1,727	$ 985